Annual Total Returns - (Eaton Vance Municipal Income Funds) - Class A	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(Eaton Vance Arizona Municipal Income Fund)
Prospectus [Line Items]
Annual Return [Percent]	1.86%	5.88%	(7.95%)	0.65%	4.70%	6.34%	0.86%	4.87%	0.69%	2.65%
(Eaton Vance Connecticut Municipal Income Fund)
Prospectus [Line Items]
Annual Return [Percent]	1.55%	5.81%	(7.47%)	0.84%	4.51%	5.81%	1.35%	3.24%	1.18%	2.79%
(Eaton Vance Minnesota Municipal Income Fund)
Prospectus [Line Items]
Annual Return [Percent]	1.07%	5.03%	(6.40%)	0.54%	4.17%	6.43%	0.35%	4.13%	(0.19%)	3.04%
(Eaton Vance Municipal Opportunities Fund)
Prospectus [Line Items]
Annual Return [Percent]	3.38%	6.02%	(9.83%)	2.61%	4.02%	6.57%	1.05%	5.82%	0.38%	4.03%
(Eaton Vance New Jersey Municipal Income Fund)
Prospectus [Line Items]
Annual Return [Percent]	1.80%	5.64%	(9.81%)	1.33%	5.38%	8.12%	1.99%	4.77%	0.57%	3.48%
(Eaton Vance Pennsylvania Municipal Income Fund)
Prospectus [Line Items]
Annual Return [Percent]	2.07%	5.92%	(9.46%)	1.73%	4.61%	5.81%	1.77%	3.23%	0.03%	3.52%